Mine Care and Maintenance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Mine care and maintenance	$ 102,105	$ 23,662
Mine care and maintenance	102,105	23,662
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mine care and maintenance	84,130	23,662
Mine care and maintenance	84,130	23,662
Gross carrying amount [member] | COVID-19, Suspension of Mines [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mine care and maintenance	58,300
Mine care and maintenance	58,300
Accumulated Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mine care and maintenance	17,975	0
Mine care and maintenance	17,975	$ 0
Accumulated Depreciation [member] | COVID-19, Suspension of Mines [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mine care and maintenance	16,800
Mine care and maintenance	$ 16,800